LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

5.          LONG-TERM INVESTMENTS

		As of December 31,
	Note	2020	2021

Equity method investments:
Kaixin Auto Holdings	(i)	$—	$32,045
Fundrise, L.P.	(ii)	11,828	11,912
Other	(iii)	1,047	4,979

Total equity method investments		12,875	48,936

Equity investment without readily determinable fair values
Infinites Technology (Cayman) Holding Limited	(iv)	40,000	40,000
Preferred shares of Kaixin Auto Holdings	(v)	—	4,474
Suzhou Youge Interconnection Venture Capital Center		766	785
Total equity investments without readily determinable fair values		40,766	45,259

Total long-term investments		$53,641	$94,195
(i)	As of December 31, 2020, the Company held 69.4% of equity interest in Kaixin, and it was recognized as a subsidiary of the Company.

Upon completion of the Kaixin Deconsolidation, shares transfer related to the settlement of contingent liabilities (Note 12). As well transfer of 1.6 million shares of Kaixin held by the Company on November 30, 2021 to CPL Yellow Stone Limited as a consultant’s fee regarding the transfer of 22.8 million shares in the escrow arrangement. The Company’s equity interest in Kaixin decreased to 19.2% as of December 31, 2021. The Company accounts for its equity interest in Kaixin under the equity method as it is deemed to have the ability to exercise significant influence over Kaixin's operating and financial policies through a combination of its voting interest, its right to designate a board member and intra-entity transactions it conducts with Kaixin.

The Company recognized its share of loss of $63,388 from Kaixin for the year ended December 31, 2021.

(ii)	In October 2014, the Company entered into an agreement to purchase limited partnership interest of Fundrise, L.P. for a total consideration of $10,000. The Company held 98.04% equity interest as limited partner as of December 31, 2020 and 2021 and recognized its share of gain of $336, $174 , and $83 for the years ended December 31, 2019, 2020 and 2021, respectively.
(iii)	In May 2014, the Company entered into an agreement to purchase limited partnership interest of Beijing Fenghou Tianyuan Investment and Management Center L.P. for a total consideration of $1,569 (RMB10 million). The Company held 12.38% partnership interest as of December 31, 2020 and 2021 and recognized its share of loss of $77, $106 and gain of $4,304 for the years ended December 31, 2019, 2020 and 2021, respectively.
(iv)	The investment of Infinites Technology (Cayman) Holding Limited, which is the holding company of Beijing Infinities, was acquired in connection with the disposition of the SNS business in 2018.

5.          LONG-TERM INVESTMENTS - continued

(v)	On March 31, 2021, the Company purchased a convertible preferred shares from Kaixin for a total consideration of $6,000. The Company recognized the preferred shares of Kaixin as an investment without readily determinable fair values. The Company recorded $1,526 impairment loss of the preferred shares for the year ended December 31, 2021 based on its fair value determined with the assistance of an independent valuation appraiser. These valuations are based on a number of estimates and assumptions, including the expected redemption date and put option ending date of December 31, 2031, bond discount rate of 13.53%, volatility of 44.62% and risk fee rate of 1.66%.

The following is a summary of the consolidated balance sheets and income statements of the Kaixin which we have a significant equity method investment. These amounts are presented on the underlying investees’ accounting basis.

As of December 31,
2021
Total current assets	$58,937
Total non-current assets	15,223
Total assets	74,160

Total current liabilities	29,383
Total non-current liabilities	6,698
Total liabilities	36,081

Total Kaixin Auto Holding’ shareholders’ equity	29,662
Non-controlling interests	8,417
Total shareholders’ equity	38,079

For the period from June
25 to December 31,
2021
Net revenues	$251,801
Gross profit	5,255
Pre-tax loss	(52,478)
Net loss	(51,749)
Net loss attributable to shareholders	(52,400)